Representative's Warrants Liability (Details) - Schedule of Fair Value Using the Black-Scholes Option Pricing Model - $ / shares		6 Months Ended	12 Months Ended
	Jan. 13, 2022	Sep. 30, 2023	Mar. 31, 2023
Representative’s Warrants liability
Stock price	$ 4	$ 1	$ 0.98
Exercise price	$ 4.8	$ 4.8	$ 4.8
Expected term (years)	5 years	3 years 3 months 14 days	3 years 9 months 14 days
Risk-free interest rate	1.47%	4.60%	3.60%
Expected volatility	55.39%	57.84%	55.57%